Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net income	$ 78,978	$ 16,817	$ 47,384
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from discontinued operations, net of income taxes	199	2,353	23,387
Depreciation and amortization	39,977	34,868	33,160
Other non-cash expense, net	35,676	22,807	35,104
Stock-based compensation expense	10,399	12,627	22,008
Deferred income taxes	28,970	(52,905)	(16,665)
(Reversal of) provision for allowances on receivable portfolios, net	(41,236)	84,177	(6,763)
Changes in operating assets and liabilities
Deferred court costs and other assets	(4,101)	(20,364)	(33,430)
Prepaid income tax and income taxes payable	(26,699)	25,417	(29,504)
Accounts payable, accrued liabilities and other liabilities	1,655	2,439	43,135
Net cash provided by operating activities from continuing operations	123,818	128,236	117,816
Net cash provided by (used in) operating activities from discontinued operations	0	2,096	(1,667)
Net cash provided by operating activities	123,818	130,332	116,149
Investing activities:
Cash paid for acquisitions, net of cash acquired	(96,390)	(675)	(276,575)
Proceeds from divestiture of business, net of cash divested	0	106,041	0
Purchases of assets held for sale	0	(19,874)	0
Purchases of receivable portfolios, net of put-backs	(1,045,829)	(907,413)	(749,760)
Collections applied to investment in receivable portfolios, net	709,420	659,321	635,899
Purchases of property and equipment	(28,126)	(31,668)	(28,624)
Other, net	8,794	10,794	(1,233)
Net cash used in investing activities from continuing operations	(452,131)	(183,474)	(420,293)
Net cash provided by (used in) investing activities from discontinued operations	0	14,685	(52,416)
Net cash used in investing activities	(452,131)	(168,789)	(472,709)
Financing activities:
Payment of loan costs	(28,972)	(32,338)	(17,995)
Proceeds from credit facilities	1,434,480	586,016	1,084,393
Repayment of credit facilities	(1,168,069)	(615,857)	(898,086)
Proceeds from senior secured notes	325,000	442,610	332,693
Repayment of senior secured notes	(204,241)	(352,549)	(15,000)
Proceeds from issuance of convertible senior notes	150,000	0	0
Repayment of convertible senior notes	(125,407)	0	0
Repayment of securitized notes	0	(935)	(44,251)
Repurchase of common stock	0	0	(33,185)
Proceeds from other debt	33,197	36,172	0
Payment for the purchase of noncontrolling interest	(29,731)	(4,842)	0
Other, net	(8,040)	(15,024)	(8,448)
Net cash provided by financing activities	378,217	43,253	400,121
Net increase in cash and cash equivalents	49,904	4,796	43,561
Effect of exchange rate changes on cash and cash equivalents	12,470	(8,624)	(14,131)
Cash and cash equivalents, beginning of period	149,765	153,593	124,163
Cash and cash equivalents, end of period	212,139	149,765	153,593
Cash and cash equivalents of discontinued operations, end of period	0	0	29,600
Cash and cash equivalents of continuing operations, end of period	212,139	149,765	123,993
Supplemental disclosures of cash flow information:
Cash paid for interest	162,545	147,899	151,946
Cash paid for income taxes, net	44,365	60,071	84,101
Supplemental schedule of non-cash investing and financing activities:
Conversion of convertible senior notes	28,277	0	0
Fixed assets acquired through capital lease	$ 3,577	$ 55	$ 2,220